Accounts Receivable, Net (Details) - Schedule of movement of allowance of doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of allowance of doubtful accounts [Abstract]
Balance at beginning of the year	$ 1,808,889	$ 194,375	$ 43,129
Current year addition	3,890,827	1,514,559	151,246
Write-off	(43,401)
Foreign currency translation adjustments	88,072	99,955
Balance at end of the year	$ 5,744,387	$ 1,808,889	$ 194,375